Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	72,941	72,941	72,941
Shares Held By Subsidiaries, Value	$ 1,959,107	$ 65,500	$ 1,959,107
ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	44,100	44,100	44,100
Shares Held By Subsidiaries, Value	$ 1,380,721	$ 46,162	$ 1,380,721
J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	23,352	23,352	23,352
Shares Held By Subsidiaries, Value	$ 381,709	$ 12,762	$ 381,709
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	5,489	5,489	5,489
Shares Held By Subsidiaries, Value	$ 196,677	$ 6,576	$ 196,677
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	6,068,733	202,900	4,252,490
Fair value [member] | ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	3,669,140	122,673	2,571,044
Fair value [member] | J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	1,942,876	64,957	1,361,415
Fair value [member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 456,717	$ 15,270	$ 320,031